Note 20 - Shareholders' Capital (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Year ended		Year ended
	March 31, 2020		March 31, 2019
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of year	149,595,952	$1,088,538	148,394,152	$1,079,055
Share-based awards exercised	2,018,286	11,326	1,201,800	9,483
Balance, end of year	151,614,238	$1,099,864	149,595,952	$1,088,538

Preferred shares:

Issued and outstanding
Balance, beginning of year	4,662,165	$146,965	4,323,300	$136,771
Shares issued for cash	-	-	338,865	10,447
Preferred shares issuance cost	-	-	-	(253)
Balance, end of year	4,662,165	$146,965	4,662,165	$146,965

Shareholders' capital		$1,246,829		$1,235,503